Financial instruments - Summary of Financial Liabilities (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	$ 24,887,945	$ 1,175,938
warrents Outstanding	26,437,500
Financial liabilities at fair value through profit or loss	$ 603,028	323,864
Financial liabilities	25,490,973	1,499,802
Current	24,568,306	1,464,931
Non-current	922,666	34,871
Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	19,754,628	795,762
Loans and borrowings
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	4,736,583	47,360
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	396,734	332,816
Warrants
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	$ 603,028	$ 323,864